Provisions, Components of Provisions (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Provision [Abstract]
Employee benefits		$ 4,265	$ 3,984
Mine closure and rehabilitation	[1]	22,710	19,282
Onerous contracts		17,231	0
Total provisions		44,206	23,266		$ 20,820
Comprising [Abstract]
Current		17,337	3,984	[2]
Non-current		26,869	19,282	[2]
Mine Closure and Rehabilitation [Member]
Provision [Abstract]
Total provisions		22,710	19,282		$ 16,867
Mine Closure and Rehabilitation [Member] | North American Lithium [Member]
Provision [Abstract]
Mine closure and rehabilitation		19,300	19,300
Mine Closure and Rehabilitation [Member] | Tennessee Landfill Facility [Member]
Provision [Abstract]
Mine closure and rehabilitation		$ 3,400	$ 0

[1]	The amount reported for the year ended 30 June 2026 is comprised of a provision of $19.3 million for closure and rehabilitation of North American Lithium (2025: $19.3 million) and $3.4 million for rehabilitation of the Tennessee landfill facility (2025: Nil). The timing of closure and rehabilitation of North American Lithium is estimated to occur between 2045 and 2047 whilst the timing of rehabilitation of the Tennessee landfill facility is estimated to occur between 2027 and 2028.
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.